Restructuring	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Restructuring [Abstract]
Restructuring
3. Restructuring
     On September 1, 2011, the Company announced a restructuring plan designed to focus the Company’s capital resources on its most promising early-stage clinical programs and further reduce its cash utilization. In connection with this restructuring, the Company recognized approximately $721,000 of research and development restructuring expenses and approximately $425,000 of general and administrative restructuring expenses in the quarter ended September 30, 2011. The restructuring expenses include severance payments, health and medical benefits and related taxes, which are expected to be paid through the end of fiscal 2012.
     The following table sets forth the components of the Company’s restructuring for the three-month period ended September 30, 2011 (in thousands):

		Amounts Paid Through	Amounts Accrued as of
	Charges	September 30, 2011	September 30, 2011
General and Administrative Employee severance and related costs	$425	$(21)	$404

Research and Development Employee severance and related costs	721	(12)	709

Total restructuring	$1,146	$(33)	$1,113

     6. Restructuring
     In February 2010, the Company implemented a restructuring plan in which it terminated 20 full-time employees, or approximately 49% of its work force. The purpose of the restructuring was to focus the Company’s resources on its highest-value clinical assets and reduce its cash utilization. The restructuring expenses include severance payments, health and medical benefits and related taxes, which were paid through August 2010. No amounts remain outstanding as of December 31, 2010. The Company incurred severance and related costs of $458,000 for research and development employees and $52,000 for administrative employees in connection with this restructuring in fiscal 2010.